Accrued Expenses	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Payables and Accruals [Abstract]
Accrued Expenses

Note 10 – Accrued Expenses

Accrued expenses consisted of the following at September 30, 2023 and December 31, 2022, respectively:

	September 30,	December 31,
	2023	2022
Accrued payroll	$771,199	$613,569
Accrued withholding taxes and employee benefits	42,764	31,632
Accrued ICA fees and contributions	178,053	167,037
Accrued interest	246,463	136,220
	$1,238,479	$948,458

Note 11 – Accrued Expenses

Accrued expenses consisted of the following at December 31, 2022 and 2021, respectively:

	December 31,	December 31,
	2022	2021
Accrued payroll	$613,569	$261,044
Accrued withholding taxes and employee benefits	31,632	9,162
Accrued ICA fees and contributions	167,037	129,856
Accrued interest	136,220	57,700
	$948,458	$457,762